Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories Table
Bunkers	$ 1,512	$ 685
Lubricants	12,354	12,423
EUAs	2,544	0
Stores	1,981	2,025
Victualling	514	631
Total	$ 18,905	$ 15,764